Earnings Per Common Share, Calculation of Earnings and Diluted Earnings per Common Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Common Share [Abstract]
Net income	$ 3,301	$ 19,549	$ 22,393
Less: Preferred stock dividends and other	1,591	1,611	1,704
Wells Fargo net income applicable to common stock (numerator)	$ 1,710	$ 17,938	$ 20,689
Earnings per common share
Average common shares outstanding (denominator) (in shares)	4,118.0	4,393.1	4,799.7
Per share (in dollars per share)	$ 0.42	$ 4.08	$ 4.31
Diluted earnings per common share
Average common shares outstanding (in shares)	4,118.0	4,393.1	4,799.7
Diluted average common shares outstanding (denominator) (in shares)	4,134.2	4,425.4	4,838.4
Per share (in dollars per share)	$ 0.41	$ 4.05	$ 4.28
Preferred Stock, Accretion Of Redemption Discount Or Issuance Costs	$ 301
Stock options [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)	0.0	0.8	8.0
Restricted share rights [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)	16.2	31.5	26.3
Warrants [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)	0.0	0.0	4.4
Series K Preferred Stock [Member]
Diluted earnings per common share
Preferred stock, accretion of redemption discount		$ 220
Series J [Member]
Diluted earnings per common share
Preferred stock, accretion of redemption discount			$ 155